STOCK OPTION PLANS (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Schedule of Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Table Text Block]
Stock-based compensation expense for all plans is classified in the statements of operations as follows:

	Three Months Ended March 31,
	2014	2013
Research and development	$78	$282
General and administrative	124	226
Total	$202	$508

Stock-based compensation expense for all plans for the years ended December 31, and 2013 and 2012, is classified in the statements of operations as follows:

	Year ended December 31, 2013	Year ended December 31, 2012
Research and development	$337,494	$101,566
General and administrative	406,195	282,038
Total	$743,689	$383,604

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
The fair value of the Company’s stock-based awards during the three months ended March 31, 2014 and 2013 were estimated using the Black-Scholes option-pricing model with the following assumptions:

	Three Months Ended March 31,
	2014	2013
Weighted-average volatility	89.2%	108.0%
Weighted-average expected term	5	5
Expected dividends	0%	0%
Risk-free investment rate	1.65%	0.5%

The fair value of the Company’s stock-based awards during the twelve months ended December 31, 2013 and 2012 were estimated using the following assumptions:

	Year Ended December 31,	Year Ended December 31,
	2013	2012
Weighted-average volatility	90.0%	108.0%
Weighted-average expected term	5	5
Expected dividends	0%	0%
Risk-free investment rate	2%	0.5%
Expected forfeiture rate	0%	0%

Stock Plan 2008 [Member]
Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
The following table is a summary of activity under the Plan:

			Outstanding Options Common
	Common Stock options outstanding	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term
Balance – December 31, 2013	6,941,288	0.05	9.0
Options granted (weighted-average fair value of $0.057)
Employee	8,200,000	0.08	10.0
Non-Employee	3,154,839	0.08	10.0
Options cancelled	—	—	—
Options Exercised	—	—	—
Balance –March 31, 2014	18,296,127	0.07	9.5

Options vested as of March31, 2014	8,774,622

The following table is a summary of activity under the Plan:

	Common stock options	Weighted Average	Outstanding Options Common Weighted Average Remaining
	outstanding	Exercise Price	Contractual Term
Balance – December 31, 2011	9,206,247	0.02	6.4
Options granted (weighted-average fair value of $0.
Employee	—	—	—
Non-Employee	—	—	—
Options cancelled	—	—	—
Options Exercised	(7,377,221)	0.02	—
Balance – December 31, 2012	1,829,026	0.02	6.4
Options granted (weighted-average fair value of $0.52
Employee	776,924	0.05	9.2
Non-Employee	5,746,155	0.05	9.2
Options cancelled	(1,210,817)	—	—
Options Exercised	(200,000)	—	—
Balance – December 31, 2013	6,941,288	0.05	9.0

Options vested December 31, 2013	6,891,288

Preferred Stock Plan 2012 [Member]
Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
The following table is a summary of activity under the Preferred Stock Plan:

			Outstanding Preferred Options
	Preferred Stock Options Outstanding	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term
Balance – December 31, 2013	2,287,500	0.47	8.5
Preferred options cancelled	—	—	—
Preferred options granted (weighted-average fair value of $1.61)
Employee	200,000	2.21	9.8
Non-Employee	—	—	—
Balance – March 31, 2014	2,487,500	0.61	8.6

Preferred options vested as of March 31, 2014	1,482,161

The following table is a summary of activity under the Preferred Stock Plan:

	Preferred Stock Options	Weighted Average	Outstanding Preferred Options Weighted Average Remaining
	Outstanding	Exercise Price	Contractual Term
Balance – December 31, 2011	—	—	—
Preferred options granted (weighted-average fair value of $0.0237)
Employee	2,287,500	0.4742	9.5
Non-Employee	160,500	0.225	9.8
Balance – December 31, 2012	2,448,000	0.4578	9.6
Preferred options cancelled	(160,500)	0.225	9.8
Balance – December 31, 2013	2,287,500	0.4742	8.5

Preferred options vested at December 31, 2012	1,318,359